Label	Element	Value
Innovator Equity Defined Protection ETF™ - 6 Mo Jan/Jul | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $2.93 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	94.20%
Innovator Equity Defined Protection ETF™ - 6 Mo Jan/Jul | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $586.08 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.90%
Innovator Equity Defined Protection ETF™ - 6 Mo Jan/Jul | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $608.06 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.20%)